Note 3 - Acquisitions, Disposals and Reorganization (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
As of December 31, 2016
RMB
ASSETS:
Current assets:
Cash and cash equivalents	3,290
Restricted cash	1,741
Accounts receivable	1,171
Other receivables	92
Other current assets	6,670
Total current assets	12,964

Non-current assets
Property, plant, and equipment, net	76
Total non-current assets	76

Total assets	13,040

LIABILITIES:
Current liabilities:
Accounts payable	37,236
Insurance premium payables	1,741
Other payables and accrued expenses	40,593
Accrued payroll	443
Income taxes payable	70
Total current liabilities	80,083

Total liabilities	80,083
	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Results of discontinued operations:
Total net revenues	369,198	617,738	172,993	26,589
Total operating costs	(293,876)	(503,926)	(163,079)	(25,065)
Selling expenses	(18,238)	(86,019)	(190)	(29)
General and administrative expenses	(7,010)	(5,287)	(3,380)	(519)
Other, net	(7,894)	1,141	40	6
Loss on disposal of discontinued operations	—	—	(904)	(140)
Income from discontinued operations before income taxes	42,180	23,647	5,480	842
Income taxes expense	(312)	(1,104)	—	—
Net income from discontinued operations, net of tax	41,868	22,543	5,480	842
	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Cash flow from discontinued operations:
Net cash generated from (used in) operating activities*	3,093	(1,616)	8,992	1,382
Net cash used in investing activities	(34)	(12)	—	—
Net cash generated from financing activities	—	—	—	—
Net cash increase (decrease) in cash and, cash equivalents, and restricted cash	3,059	(1,628)	8,992	1,382
Cash and, cash equivalents and restricted cash at beginning of year	3,600	6,659	5,031	773
Cash and, cash equivalents, and restricted cash at the disposal date	—	—	14,023	2,155
Cash and, cash equivalents and restricted cash at end of year	6,659	5,031	—	—

Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Table Text Block]
Year ended December 31, 2016
RMB
Net income attributable to the Company's shareholders	157,047
Decrease in Company's additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests	(174,779)
Changes from net income attributable to Company’s shareholders and transfers to noncontrolling interests	(17,732)
Year ended December 31, 2015
RMB
Net income attributable to the Company's shareholders	210,086
Decrease in Company's additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests	(160,023)
Changes from net income attributable to Company’s shareholders and transfers to noncontrolling interests	50,063